Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Summary of operating result per segment [Line Items]
Operating result	€ 1,517		€ 1,743
Fair value items	85		(209)
Realized gains / (losses) on investments	(689)		(497)
Impairment (losses) / reversals	(90)		(121)
Non-operating items	(695)		(827)
Other income / (charges)	(1,230)		(1,384)
Result before tax	(408)		(469)
Income tax (expense) / benefit	209		(71)
Net result from continuing and discontinued operations	(199)		(540)	[1]	€ 2,029
Revenues
Insurance revenue	10,386		11,251
Interest revenue on financial instruments calculated using the effective interest method	3,336		3,303
Interest revenue on financial instruments measured at FVPL	826		624
Other investment income	1,833		1,564
Fee and commission income	2,160		2,294
Total revenues	18,541		19,035
Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	9,622		10,526
Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	700		651
Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	64		74
Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	145		193
Fair value items	(8)		(3)
Non-operating items	(8)		(3)
Other income / (charges)	(31)		(19)
Result before tax	106		171
Income tax (expense) / benefit	(36)		(67)
Net result from continuing and discontinued operations	70		104
Inter-segment operating result	150		188
Revenues
Interest revenue on financial instruments calculated using the effective interest method	2
Other investment income	14		12
Fee and commission income	632		693
Other revenues	1		5
Total revenues	649		710
Inter-segment revenues	172		208
Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	(173)		(220)
Fair value items	24		(21)
Realized gains / (losses) on investments			7
Impairment (losses) / reversals	(7)		(18)
Non-operating items	17		(32)
Other income / (charges)	110		(118)
Result before tax	(46)		(371)
Income tax (expense) / benefit	31		68
Net result from continuing and discontinued operations	(14)		(303)
Inter-segment operating result	286		203
Revenues
Interest revenue on financial instruments calculated using the effective interest method	90		2
Other investment income	498		425
Total revenues	589		427
Inter-segment revenues	500		426
Segment total [member]
Summary of operating result per segment [Line Items]
Operating result	1,498		1,802
Fair value items	76		(218)
Realized gains / (losses) on investments	(659)		(481)
Impairment (losses) / reversals	(92)		(122)
Non-operating items	(675)		(820)
Other income / (charges)	(1,140)		(1,365)
Result before tax	(317)		(384)
Income tax (expense) / benefit	118		(156)
Net result from continuing and discontinued operations	(199)		(540)
Revenues
Insurance revenue	11,876		12,461
Interest revenue on financial instruments calculated using the effective interest method	3,339		3,306
Interest revenue on financial instruments measured at FVPL	826		624
Other investment income	1,950		1,673
Fee and commission income	2,376		2,548
Other revenues	38		30
Total revenues	20,404		20,642
Segment total [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	11,112		11,736
Segment total [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	700		651
Segment total [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	64		74
Joint ventures and associates eliminations [member]
Summary of operating result per segment [Line Items]
Operating result	19		(59)
Fair value items	9		8
Realized gains / (losses) on investments	(30)		(16)
Impairment (losses) / reversals	2		1
Non-operating items	(19)		(7)
Other income / (charges)	(90)		(19)
Result before tax	(91)		(85)
Income tax (expense) / benefit	91		85
Revenues
Insurance revenue	(1,490)		(1,210)
Interest revenue on financial instruments calculated using the effective interest method	(3)		(3)
Other investment income	(116)		(110)
Fee and commission income	(215)		(254)
Other revenues	(38)		(30)
Total revenues	(1,862)		(1,607)
Joint ventures and associates eliminations [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	(1,490)		(1,210)
International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	196		202
Fair value items	(1)		38
Realized gains / (losses) on investments	24		30
Impairment (losses) / reversals	(23)		(14)
Non-operating items	(1)		54
Other income / (charges)	(110)		326
Result before tax	85		582
Income tax (expense) / benefit	(69)		(57)
Net result from continuing and discontinued operations	16		526
Inter-segment operating result	256		236
Revenues
Insurance revenue	1,795		1,618
Interest revenue on financial instruments calculated using the effective interest method	87		191
Interest revenue on financial instruments measured at FVPL	1		(3)
Other investment income	104		100
Fee and commission income	34		62
Other revenues	37		25
Total revenues	2,058		1,993
Inter-segment revenues	1
International [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	1,095		967
International [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	700		651
Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	1,107		1,433
Fair value items	138		(85)
Realized gains / (losses) on investments	(683)		(518)
Impairment (losses) / reversals	(62)		(78)
Non-operating items	(607)		(681)
Other income / (charges)	(961)		(117)
Result before tax	(460)		636
Income tax (expense) / benefit	214		(102)
Net result from continuing and discontinued operations	(246)		533
Inter-segment operating result	(569)		(458)
Revenues
Insurance revenue	9,468		10,174
Interest revenue on financial instruments calculated using the effective interest method	3,108		3,105
Interest revenue on financial instruments measured at FVPL	339		228
Other investment income	14		32
Fee and commission income	1,653		1,756
Other revenues	0
Total revenues	14,582		15,295
Inter-segment revenues	49		33
Americas [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	9,468		10,174
The Netherlands [member]
Revenues
Inter-segment revenues	(17)		(1,746)
The Netherlands [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Other income / (charges)	(65)	[2]	(1,373)	[3]
Result before tax	(65)	[2]	(1,373)	[3]
Net result from continuing and discontinued operations	(65)	[2]	(1,373)	[3]
Inter-segment operating result	(48)	[2]	(94)	[3]
United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	214		211
Fair value items	(76)		(71)
Impairment (losses) / reversals			(11)
Non-operating items	(76)		(83)
Other income / (charges)	(85)		(64)
Result before tax	52		64
Income tax (expense) / benefit	(23)		2
Net result from continuing and discontinued operations	29		67
Inter-segment operating result	(75)		(75)
Revenues
Insurance revenue	663		701
Interest revenue on financial instruments calculated using the effective interest method	58		12
Interest revenue on financial instruments measured at FVPL	486		399
Other investment income	1,818		1,530
Fee and commission income	214		223
Total revenues	3,239		2,865
United Kingdom [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	600		628
United Kingdom [member] | Geographical Consolidation [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	64		74
Eliminations [member]
Summary of operating result per segment [Line Items]
Operating result	10		(17)
Fair value items	(1)		(76)
Non-operating items	(1)		(76)
Other income / (charges)	2
Result before tax	11		(93)
Net result from continuing and discontinued operations	11		(93)
Revenues
Insurance revenue	(51)		(32)
Interest revenue on financial instruments calculated using the effective interest method	(6)		(5)
Other investment income	(498)		(425)
Fee and commission income	(158)		(187)
Total revenues	(713)		(648)
Eliminations [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	€ (51)		€ (32)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	The net result represents the standalone result of ‘The Netherlands’. After elimination, the remaining result is EUR (17). See note 45 Held for sale and discontinued operations for more details.
[3]	The net result represents the standalone result of ‘The Netherlands’. After elimination and considering the result included in the Holdings and other activities, the remaining result is EUR (1,746). See note 45 Held for sale and discontinued operations for more details